Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ 37,406	¥ 34,020
Value-added tax to be deducted	48,560	42,153
Prepaid expenses	360	1,068
Prepaid income taxes	5,649	1,261
Other current assets	11,152	10,843
Prepayments and other current assets	103,127	89,345
Cost [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables	23,072	19,206
Advances to suppliers	17,747	18,253
Other receivables and advances to suppliers	40,819	37,459
Accumulated impairment [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ (3,413)	¥ (3,439)